UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

December 31, 2010

Annual Repor t

Legg Mason

Western Asset

Short-Term Bond

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE
VALUE

II

Legg Mason Western Asset Short-Term Bond Fund

Fund objective

The Fund seeks current income, preservation of capital and liquidity.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason Western Asset Short-Term Bond Fund for the twelve-month reporting period ended December 31, 2010. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•

Fund prices and performance,

•

Market insights and commentaries from our portfolio managers, and

•

A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 9, 2011

Legg Mason Western Asset Short-Term Bond Fund

III

Investment commentary

Economic review

Despite continued headwinds from high unemployment and issues in the housing market, the U.S. economy continued to expand over the twelve months ended December 31, 2010. Toward the end of the reporting period, fears regarding moderating economic growth were replaced with optimism for a strengthening economy in 2011. With investor sentiment improving, U.S. equities moved sharply higher in the fourth quarter, while rising interest rates negatively impacted some sectors of the fixed-income market. All told, during 2010, investors who took on additional risk in their portfolios were generally rewarded.

In September 2010, the National Bureau of Economic Research (“NBER”), the organization charged with determining when recessions start and end, announced that the recession that began in
December 2007 had concluded in June 2009. However, the NBER said, “In determining that a trough occurred in June 2009, the committee did not conclude that economic conditions since that month have been favorable or that the economy has returned to operating at normal capacity.” The NBER’s point is well-taken given continued areas of weakness in the U.S. economy.

Although the U.S. Department of Commerce continued to report positive U.S. gross domestic product (“GDP”)i growth, the expansion has moderated since peaking at 5.0% in the fourth quarter of 2009. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s solid growth at the end of 2009.
However, the economy grew at a more modest pace in 2010. According to the Commerce Department, GDP growth was 3.7%, 1.7% and 2.6% during the first, second and third quarters of 2010, respectively. The initial estimate for fourth quarter GDP was a
3.2% expansion.

Turning to the job market, while the unemployment rate moved lower in December 2010, it remained elevated throughout the reporting period. While 384,000 new jobs were created during the fourth quarter and the unemployment rate fell from 9.8% in November to 9.4% in December 2010, there continued to be some disturbing trends in the labor market.
The unemployment rate has now exceeded 9.0% for twenty consecutive months, the longest period since the government began tracking this data in 1949. In addition, the U.S. Department of Labor reported in December that a total of 14.5 million
Americans looking for work have yet to find a job, and 44% of these individuals have been out of work for more than six months.

There
was mixed news in the housing market during the period. According to the National Association of Realtors (“NAR”), existing-home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from
December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing-home sales then declined from May through July. Sales then generally rose from August through the end of the year. In total, existing-home sales volume in 2010 was 4.9 million, the lowest amount since 1997. Looking at home prices, the NAR reported that the median existing-home price for all housing types rose a tepid 0.3% in 2010. The inventory of unsold homes was an 8.1 month supply in December at the current sales level, versus a 9.5 month supply in November.

The manufacturing sector was one area of the economy that remained relatively strong during 2010. Based on the Institute for
Supply Management’s PMIii, the manufacturing sector has grown seventeen

IV

Legg Mason Western Asset Short-Term Bond Fund

Investment commentary (cont’d)

consecutive months since it began expanding in August 2009. After reaching a six-year peak of 60.4 in April 2010 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion), PMI data indicated somewhat more modest growth through the remainder of the year. However, in December, the manufacturing sector expanded at its fastest pace in seven months, with a reading of 57.0 versus 56.6 in November.

Financial market overview

The
financial markets experienced several periods of volatility during the reporting period that tested the resolve of novice and experienced investors alike. During most of the first four months of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by stocks and lower-quality bonds. The market then experienced sharp sell-offs in late April and in May, and again beginning in mid-November. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary and, in each case, risk aversion was replaced with solid demand for riskier assets.

Due to signs that certain areas of the economy were moderating in the second half of the reporting period, the Federal Reserve
Board (“Fed”)iii took further actions to spur the economy. At its August 10th meeting, the Fed announced an ongoing program that calls for using the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities.

In addition, the Fed remained cautious throughout the reporting period given pockets of weakness in the economy. At its meeting in September 2010, the Fed said, “The Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery. . . .” This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

The Fed then took additional action in early November. Citing that
“the pace of recovery in output and employment continues to be slow,” the Fed announced another round of quantitative easing to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. This, coupled with the Fed’s previously announced program to use the proceeds of expiring securities to purchase Treasuries, means it could buy a total of $850 billion to $900 billion of Treasury securities by the end of June 2011. At its final meeting of the year in December, the Fed said it “will regularly review the pace of its securities purchases and the overall size of the asset-purchase program in light of incoming information and will adjust the program as needed to best foster maximum employment and price stability.”

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector (non-Treasury) outperformed equal-durationiv Treasuries during most of the first four months of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. Robust investor appetite was then replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June and July, as

Legg Mason Western Asset Short-Term Bond Fund

V

investor demand for these securities again increased. There was another bout of risk aversion in August, given fears that the economy may slip back into a recession. However, with the Fed indicating the possibility of another round of quantitative easing, most spread sectors rallied in September and October. The spread sectors started to weaken again toward the middle of November as financial troubles in Ireland resulted in a re-emergence of the European sovereign debt crisis. While several spread sectors regained their footing in December, others remained weak given ongoing uncertainties in Europe and concerns regarding economic growth in China and its potential impact on the global economy.

Both short- and long-term Treasury yields fluctuated but, overall, moved lower during the twelve months ended
December 31, 2010. When the period began, two- and ten-year Treasury yields were 1.14% and 3.85%, respectively. On April 5, 2010, two- and ten-year Treasury yields peaked at 1.18% and 4.01%, respectively. Subsequent to hitting their highs for the period, yields largely declined during much of the next six months, with two-year Treasuries hitting their low for the year of 0.33% on

November 4, 2010. Ten-year Treasuries reached their 2010 trough of 2.41% in early October. Yields then moved sharply higher given expectations for stronger growth in 2011 and the potential for rising inflation. When the period ended on December 31, 2010, two-year Treasury yields were 0.61% and ten-year Treasury yields were 3.30%. For the twelve months ended December 31, 2010, the Barclays Capital U.S. Aggregate Indexv returned 6.54%.

As always, thank you for your confidence in our
stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

January 28, 2011

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]   Gross domestic
product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii  The Institute for Supply
Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii  The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv  Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

[v]  The Barclays Capital U.S. Aggregate
Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

1

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks current income, preservation of capital and liquidity. Under normal market conditions, the Fund invests at least 80% of its assets in investment grade fixed-income securities and in related investments.

Securities in which the Fund invests include corporate
debt securities, bank obligations, mortgage- and asset-backed securities and securities issued by the U.S. government and its agencies and instrumentalities. The Fund may also invest in U.S. dollar-denominated fixed-income securities of foreign issuers. The Fund may invest in securities of any maturity and normally maintains an average effective portfolio maturity of not more than three years. Instead of investing directly in particular securities, the Fund may gain exposure to a security, an issuer, an index or a basket of securities, or a market, by investing through the use of instruments such as derivatives.

At Western
Asset Management Company (“Western Asset”), the Fund’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio managers, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. During the twelve months ended December 31, 2010, the riskier segments of the fixed-income market produced strong results and outperformed
U.S. Treasuries. This was due, in part, to improving

economic conditions following the lengthy downturn from mid-2008 through mid-2009. Also supporting the spread sectors (non-U.S. Treasuries) was overall solid demand from investors seeking incremental yields given the low rates available from short-term fixed-income securities.

The spread sectors rallied during most of the
reporting period, with notable exceptions being in late April and May 2010, as well as August and November 2010. Starting toward the end of April, there was a “flight to quality,” triggered by concerns regarding the escalating sovereign debt crisis in Europe. In addition, investor sentiment was negatively impacted by uncertainties surrounding financial reform legislation in the U.S. and signs that economic growth was moderating. Collectively, this caused investors to flock to the relative safety of Treasury securities, driving their yields lower and prices higher.

Robust investor risk appetite
largely resumed during June and July, and again in September and October. These turnarounds occurred as the situation in Europe appeared to stabilize, the financial reform bill was signed into law and the Federal Reserve Board (“Fed”)i continued to indicate that it would keep short-term rates low for an extended period. Investor risk aversion briefly returned in November when fears regarding the European debt crisis re-emerged. However, investor sentiment improved in December, given expectations for strengthening economic conditions in 2011.

The yields on two- and ten-year Treasuries began the fiscal year at 1.14% and 3.85%, respectively. Treasury yields fluctuated during the twelve-month reporting period given mixed signals regarding the economy and uncertainties regarding Fed monetary policy. Yields moved sharply lower in October 2010 in anticipation of

2

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Fund overview (cont’d)

additional quantitative easing (“QE2”) by the Fed. Yields then reversed course toward the end of the period as certain economic data were stronger than expected and there were concerns regarding future inflation. During the fiscal year, two-year Treasury yields moved as high as 1.18% and as low as 0.33%, while ten-year Treasuries rose as high as 4.01% and fell as low as 2.41%. On December 31, 2010, yields on two- and ten-year
Treasuries were 0.61% and 3.30%, respectively. All told, the Barclays Capital U.S. Aggregate Indexii (the “Index”) returned 6.54% for the twelve months ended
December 31, 2010.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund during the reporting period. We reduced our exposure to cash and also pared our exposure to certain investment grade bonds to capture profits and reduce the portfolio’s overall risk exposure. We increased the Fund’s allocation to government agency bonds and agency mortgage-backed securities (“MBS”).

The Fund used U.S. Treasury futures and Eurodollar futures and options to manage our durationiii and yield curveiv exposure. Credit default swaps were utilized to manage our exposure to the credit sector. Overall, the use of these derivative instruments contributed to performance during the reporting period.

Performance review

For the twelve months ended December 31, 2010, Class A shares of Legg Mason Western Asset Short-Term Bond Fund,

excluding sales charges, returned 7.75%. The Fund’s unmanaged benchmark, the Citigroup Treasury/Government Sponsored/Credit 1-3 Year Indexv, returned 2.77% for the same period. The Lipper Short Investment Grade Debt Funds Category Average1
returned 3.90% over the same time frame.

Performance Snapshot as of December 31, 2010 (unaudited)

(excluding sales charges)

6 months

12 months

Legg Mason Western Asset Short-Term Bond Fund:

Class A

3.31
%

7.75
%

Class C

3.37
%

7.44
%

Class I

3.41
%

7.77
%

Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index

0.82
%

2.77
%

Lipper Short Investment Grade Debt Funds Category
Average[1]

1.48
%

3.90
%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 258 funds for the six-month period and among the 250 funds for the twelve-month period in the Fund’s
Lipper category, and excluding sales charges.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

3

Performance figures reflect compensating balance arrangements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended December 31, 2010 for Class A, Class C and
Class I shares were 1.44%, 1.24% and 1.86%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class A, Class C and Class I shares were 0.99%, 1.11% and 0.51%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Q. What were the leading contributors to
performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was our overweight to non-agency MBS. The combination of the government’s aggressive programs to aid the housing market and signs that housing prices appeared to be stabilizing helped these securities generate strong results. In addition, the sector was supported by ongoing demand from asset managers participating in the Public-Private Investment Program (“PPIP”).

An overweight to the
investment grade corporate bond market also enhanced results. The asset class performed well given generally better-than-expected corporate profits and overall robust investor demand. Within the sector, our Financials holdings Citigroup
Inc., Wells Fargo Capital and Goldman Sachs Group Inc. produced the best results.

An overweight to several
“fallen angels” (investment grade corporate bonds that were subsequently downgraded to non-investment grade status) was rewarded.

Spreads within the sector significantly narrowed during the fourth quarter due to overall strong demand and declining default rates. Fallen angel holdings that performed well during the reporting period were American International Group Inc. and Sprint Capital Corp.

Also contributing to performance was our overweight
to asset-backed securities. In particular, our exposures to student loans and automobile loans were additive to performance.

Q. What
were the leading detractors from performance?

A. The largest detractors from relative performance for the period were several investment grade bonds, of which Rabobank Nederland NV and Santander US Debt SA Unipersonal were the poorest performers.

Thank you for your investment in Legg Mason Western Asset Short-Term Bond Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company

January 18, 2011

RISKS: Investments in
bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund’s investments may be subject to prepayment risks. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the
Fund’s investment strategies.

4

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Fund overview (cont’d)

Portfolio holdings and breakdowns are as of December 31, 2010 and are subject to change and may not be representative of the portfolio managers’ current or future investments. Please refer to pages 11 through 25 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2010 were: Corporate Bonds & Notes (42.4%), U.S. Government & Agency Obligations (21.3%), Collateralized Mortgage Obligations (15.3%), Asset-Backed Securities
(11.7%) and Mortgage-Backed Securities (7.6%). The Fund’s portfolio composition is subject to change at any time.

All investments
are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.
Views expressed may differ from those of the firm as a whole.

[i]   The Federal
Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

ii  The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iii  Duration is the
measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

iv  The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

[v]  The Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†
The bar graph above represents the composition of the Fund’s investments as of December 31, 2010 and December 31, 2009 and does not include derivatives, such as purchased options, written options, swap contracts and futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

6

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Fund expenses
(unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2010 and held for the six months ended December 31, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 =
8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]

Based on hypothetical total return[1]

Actual Total Return Without Sales Charges[2]

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Hypothetical Annualized Total Return

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Class A

3.31
%

$
1,000.00

$
1,033.10

0.88
%

$
4.51

Class A

5.00
%

$
1,000.00

$
1,020.77

0.88
%

$
4.48

Class C

3.37

1,000.00

1,033.70

1.10

5.64

Class C

5.00

1,000.00

1,019.66

1.10

5.60

Class I

3.41

1,000.00

1,034.10

0.49

2.51

Class I

5.00

1,000.00

1,022.74

0.49

2.50

[1]
For the six months ended December 31, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

7

Fund performance (unaudited)

Average annual total returns

Without sales charges[1]

Class A

Class C

Class I

Twelve Months Ended 12/31/10

7.75
%

7.44
%

7.77
%

Five Years Ended 12/31/10

2.42

1.92

2.83

Ten Years Ended 12/31/10

3.11

N/A

3.52

Inception* through 12/31/10

4.19

1.86

4.05

With sales charges[2]

Class A

Class C

Class I

Twelve Months Ended 12/31/10

5.46
%

7.44
%

7.77
%

Five Years Ended 12/31/10

1.94

1.92

2.83

Ten Years Ended 12/31/10

2.88

N/A

3.52

Inception* through 12/31/10

4.07

1.86

4.05

Cumulative total
returns

Without sales charges[1]

Class A (12/31/00 through 12/31/10)

35.82
%

Class C (Inception date of 8/5/02 through
12/31/10)

16.77

Class I (12/31/00 through 12/31/10)

41.40

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares.

[2]
  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.25%.

*
Inception dates for Class A, C and I shares are November 11, 1991, August 5, 2002 and February 7, 1996, respectively.

8

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Class A Shares of Legg Mason Western Asset Short-Term Bond Fund vs. Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index† —
December 2000 - December 2010

Value of $1,000,000 invested in

Class I Shares of Legg Mason Western Asset Short-Term Bond Fund vs. Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index† — December 2000 - December 2010

All
figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†
Hypothetical illustration of $10,000 invested in Class A shares and $1,000,000 invested in Class I shares of Legg Mason Western Asset Short-Term Bond Fund on
December 31, 2000, assuming the deduction of the maximum initial sales charge of 2.25% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through December
31, 2010. The hypothetical illustration also assumes a $10,000 or $1,000,000 investment, as applicable, in the Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index. The Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index is a
broad-based index of short-term U.S. Treasury and corporate debt securities. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other class may be greater or less than Class A and I shares’ performance indicated on these charts, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other class.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

9

Spread duration (unaudited)

Economic exposure — December 31, 2010

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS

— Asset Backed Securities

Citigroup 1-3 Yr.

— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index

IG Credit

— Investment Grade Credit

HY

— High Yield

LMWA Short-Term

— Legg Mason Western Asset Short-Term Bond Fund

MBS

— Mortgage Backed Securities

10

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Effective duration (unaudited)

Interest rate exposure — December 31, 2010

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS

— Asset Backed Securities

Citigroup 1-3 Yr.

— Citigroup Treasury/Government Sponsored/Credit 1-3 Year Index

IG Credit

— Investment Grade Credit

HY

— High Yield

LMWA Short-Term

— Legg Mason Western Asset Short-Term Bond Fund

MBS

— Mortgage Backed Securities

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

11

Schedule of investments

December 31, 2010

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Corporate
Bonds & Notes — 42.4%

Consumer
Discretionary — 1.3%

  Leisure Equipment & Products —
0.0%

Eastman Kodak Co., Senior Notes

7.250
%

11/15/13

$
100,000

$
98,750

Media — 1.1%

Comcast Cable Communications Inc., Senior Notes

6.750
%

1/30/11

1,600,000

1,606,613

News America Holdings Inc.

9.250
%

2/1/13

1,000,000

1,153,050

Time Warner Cable Inc., Senior Notes

8.250
%

2/14/14

550,000

638,863

Time Warner Cable Inc., Senior Notes

3.500
%

2/1/15

1,070,000

1,100,451

Walt Disney Co., Senior Notes

4.700
%

12/1/12

900,000

965,209

Total Media

5,464,186

Multiline Retail — 0.2%

Macy’s Retail Holdings Inc.

5.350
%

3/15/12

990,000

1,027,125

Total Consumer Discretionary

6,590,061

Consumer
Staples — 1.8%

Beverages — 0.6%

Anheuser-Busch InBev Worldwide Inc., Senior Notes

4.125
%

1/15/15

1,160,000

1,222,865

Diageo Capital PLC

5.200
%

1/30/13

1,180,000

1,273,150

Dr. Pepper Snapple Group Inc., Senior Notes

2.350
%

12/21/12

510,000

522,149

Total Beverages

3,018,164

  Food & Staples Retailing —
0.2%

Kroger Co., Notes

3.900
%

10/1/15

770,000

809,921

Food Products — 0.4%

Kraft Foods Inc., Senior Notes

2.625
%

5/8/13

2,240,000

2,304,964

Tobacco — 0.6%

Altria Group Inc., Senior Notes

8.500
%

11/10/13

380,000

450,073

Altria Group Inc., Senior Notes

9.250
%

8/6/19

180,000

235,278

Philip Morris International Inc.

4.875
%

5/16/13

1,100,000

1,191,477

Reynolds American Inc., Senior Notes

7.250
%

6/1/13

900,000

1,001,959

Total Tobacco

2,878,787

Total Consumer Staples

9,011,836

Energy —
3.8%

  Oil, Gas & Consumable Fuels —
3.8%

Anadarko Petroleum Corp., Senior Notes

7.625
%

3/15/14

890,000

998,439

Apache Corp., Notes

6.250
%

4/15/12

1,820,000

1,938,051

BP Capital Markets PLC, Senior Notes

3.125
%

3/10/12

330,000

337,537

BP Capital Markets PLC, Senior Notes

5.250
%

11/7/13

680,000

736,937

BP Capital Markets PLC, Senior Notes

3.125
%

10/1/15

160,000

160,065

See Notes to Financial Statements.

12

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

  Oil, Gas & Consumable Fuels —
continued

ConocoPhillips

4.750
%

10/15/12

$
1,000,000

$
1,071,346

Devon Financing Corp. ULC, Notes

6.875
%

9/30/11

1,350,000

1,410,612

Duke Capital LLC, Senior Notes

6.250
%

2/15/13

1,000,000

1,085,042

El Paso Natural Gas Co., Senior Notes

5.950
%

4/15/17

1,760,000

1,896,643

Energy Transfer Partners LP, Senior Notes

9.700
%

3/15/19

370,000

478,928

Enterprise Products Operating LP, Senior Notes

9.750
%

1/31/14

890,000

1,075,804

Kinder Morgan Energy Partners LP, Notes

6.750
%

3/15/11

2,510,000

2,537,986

Occidental Petroleum Corp., Senior Notes

7.000
%

11/1/13

2,120,000

2,452,791

Pemex Project Funding Master Trust, Senior Notes

0.903
%

12/3/12

2,131,000

2,127,803
(a)(b)

Shell International Finance BV, Senior Notes

1.875
%

3/25/13

960,000

975,009

Total Energy

19,282,993

Financials
— 30.2%

Capital Markets — 5.6%

Bear Stearns Co. Inc., Senior Notes

6.400
%

10/2/17

1,740,000

1,986,424

Credit Suisse USA Inc., Senior Notes

6.500
%

1/15/12

4,000,000

4,227,048

Deutsche Bank AG, Senior Notes

6.000
%

9/1/17

900,000

1,009,605

Goldman Sachs Capital II, Junior Subordinated Bonds

5.793
%

6/1/12

4,060,000

3,461,150
(b)(c)

Goldman Sachs Group Inc., Senior Notes

6.600
%

1/15/12

830,000

877,914

Goldman Sachs Group Inc., Senior Notes

5.250
%

4/1/13

778,000

835,657

Goldman Sachs Group Inc., Senior Notes

5.250
%

10/15/13

1,390,000

1,505,260

Goldman Sachs Group Inc., Senior Notes

5.375
%

3/15/20

440,000

455,502

Kaupthing Bank HF, Senior Notes

5.750
%

10/4/11

2,120,000

577,700
(a)(d)(e)

Kaupthing Bank HF, Senior Notes

7.625
%

2/28/15

890,000

242,525
(a)(d)(e)

Kaupthing Bank HF, Senior Notes

0.000
%

1/15/10

190,000

51,775
(a)(d)(e)(j)

Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes

5.857
%

5/31/12

2,620,000

786
(b)(c)(d)

Lehman Brothers Holdings Inc., Subordinated Notes

6.500
%

7/19/17

810,000

445
(d)

Macquarie Bank Ltd.

2.600
%

1/20/12

3,620,000

3,690,152
(a)

Macquarie Bank Ltd., Senior Notes

4.100
%

12/17/13

1,000,000

1,074,147
(a)

Merrill Lynch & Co. Inc., Medium-Term Notes

6.150
%

4/25/13

1,930,000

2,072,021

Merrill Lynch & Co. Inc., Senior Notes, Medium-Term Notes

6.050
%

8/15/12

1,700,000

1,800,823

Morgan Stanley, Senior Notes

2.786
%

5/14/13

2,290,000

2,374,705
(b)

UBS AG Stamford CT, Senior Notes

3.875
%

1/15/15

1,970,000

2,032,211

Total Capital Markets

28,275,850

Commercial Banks — 12.1%

ANZ National International Ltd., Senior Notes

2.375
%

12/21/12

1,370,000

1,391,802
 (a)

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

13

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Commercial Banks — continued

Bank of Montreal, Secured Bonds

2.850
%

6/9/15

$
1,190,000

$
1,210,046
(a)

Bank of Nova Scotia, Secured bonds

1.650
%

10/29/15

2,510,000

2,402,007
(a)

Bank of Scotland PLC, Senior Secured Notes

5.000
%

11/21/11

2,220,000

2,285,244
(a)

Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes

2.600
%

1/22/13

320,000

326,874
(a)

Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes

3.850
%

1/22/15

1,470,000

1,534,042
(a)

Barclays Bank PLC, Senior Notes

5.200
%

7/10/14

210,000

227,000

Barclays Bank PLC, Subordinated Notes

6.050
%

12/4/17

170,000

174,631
(a)

BNP Paribas, Senior Notes

2.125
%

12/21/12

700,000

711,624

BNP Paribas, Senior Secured Bonds

2.200
%

11/2/15

2,420,000

2,320,308
(a)

BPCE SA, Senior Subordinated Bonds

2.375
%

10/4/13

990,000

983,070
(a)

Cie de Financement Foncier, Secured Bonds

2.125
%

4/22/13

1,900,000

1,917,239
(a)

Commonwealth Bank of Australia, Senior Notes

2.900
%

9/17/14

3,380,000

3,533,479
(a)

Commonwealth Bank of Australia, Senior Notes

3.750
%

10/15/14

980,000

1,017,550
(a)

Credit Agricole SA, Senior Notes

3.500
%

4/13/15

1,230,000

1,239,391
(a)

Credit Agricole SA, Subordinated Notes

8.375
%

10/13/19

640,000

660,800
(a)(b)(c)

Dexia Credit Local NY, Senior Notes

2.000
%

3/5/13

4,380,000

4,407,016
(a)

FIH Erhvervsbank A/S, Senior Notes

2.000
%

6/12/13

2,600,000

2,644,751
(a)

Glitnir Banki HF, Notes

5.815
%

1/21/11

3,550,000

1,073,875
(a)(b)(d)(e)

Glitnir Banki HF, Subordinated Notes

6.693
%

6/15/16

350,000

0
(a)(d)(e)(f)

ING Bank NV, Secured Bonds

2.500
%

1/14/16

2,730,000

2,666,006
(a)

ING Bank NV, Senior Notes

2.625
%

2/9/12

2,000,000

2,043,898
(a)

Landsbanki Islands HF

7.431
%

10/19/17

590,000

0
(a)(c)(d)(e)(f)

Landsbanki Islands HF, Senior Notes

6.100
%

8/25/11

1,720,000

197,800
(a)(d)(e)

Landwirtschaftliche Rentenbank

1.875
%

9/24/12

1,600,000

1,629,776

Lloyds TSB Bank PLC, Medium-Term Notes, Senior Bonds

4.375
%

1/12/15

740,000

740,507
(a)

Nordea Bank AB, Senior Notes

3.700
%

11/13/14

660,000

680,914
(a)

Rabobank Nederland NV, Senior Notes

2.125
%

10/13/15

3,020,000

2,923,937

Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds

7.191
%

7/30/15

2,290,000

2,274,989
(a)(b)(c)

Royal Bank of Scotland PLC, Senior Notes

4.875
%

3/16/15

1,860,000

1,904,434

Santander US Debt SA Unipersonal, Senior Notes

3.724
%

1/20/15

300,000

284,500
(a)

Sparebanken 1 Boligkreditt, Secured Bonds

1.250
%

10/25/13

1,500,000

1,490,955
(a)

Sumitomo Mitsui Banking Corp., Senior Notes

3.150
%

7/22/15

930,000

947,547
(a)

SunTrust Capital, Trust Preferred Securities

6.100
%

12/15/36

350,000

321,242
(b)

Wachovia Capital Trust III, Junior Subordinated Bonds

5.800
%

3/15/11

5,060,000

4,408,525
(b)(c)

Wells Fargo Capital X, Capital Securities

5.950
%

12/15/36

900,000

873,238

Wells Fargo Capital XIII, Medium-Term Notes

7.700
%

3/26/13

2,320,000

2,409,900
 (b)(c)

See Notes to Financial Statements.

14

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Commercial Banks — continued

Westpac Banking Corp., Notes

3.250
%

12/16/11

$
2,310,000

$
2,368,050
(a)

Westpac Banking Corp., Senior Bonds

2.250
%

11/19/12

2,420,000

2,477,185

Total Commercial Banks

60,704,152

Consumer Finance — 3.1%

Ally Financial Inc., Notes

2.200
%

12/19/12

2,290,000

2,356,476

Ally Financial Inc., Senior Notes

7.500
%

12/31/13

3,048,000

3,299,460

Ally Financial Inc., Subordinated Notes

8.000
%

12/31/18

487,000

519,873

American Honda Finance Corp., Senior Notes

3.500
%

3/16/15

970,000

995,053
(a)

Caterpillar Financial Services Corp., Notes

1.900
%

12/17/12

810,000

823,493

FIA Credit Services N.A., Subordinated Notes

7.125
%

11/15/12

970,000

1,049,354

SLM Corp., Medium-Term Notes, Senior Notes

5.375
%

5/15/14

1,790,000

1,800,190

SLM Corp., Senior Notes

0.518
%

10/25/11

5,000,000

4,931,100
(b)

Total Consumer Finance

15,774,999

Diversified Financial Services — 4.7%

Bank of America Corp., Senior Notes

4.500
%

4/1/15

250,000

254,327

Citigroup Inc., Senior Notes

6.000
%

12/13/13

1,230,000

1,344,974

Citigroup Inc., Senior Notes

6.375
%

8/12/14

4,450,000

4,922,154

Citigroup Inc., Senior Notes

5.500
%

10/15/14

340,000

366,645

FDIC Structured Sale Guaranteed Notes

0.000
%

10/25/13

1,150,000

1,091,948
(a)

General Electric Capital Corp., Senior Notes

5.900
%

5/13/14

1,410,000

1,561,727

General Electric Capital Corp., Senior Notes

5.625
%

5/1/18

400,000

436,864

General Electric Capital Corp., Subordinated Debentures

6.375
%

11/15/67

1,535,000

1,525,406
(b)

IBM International Group Capital LLC, Senior Notes

5.050
%

10/22/12

2,650,000

2,850,022

ILFC E-Capital Trust I

5.900
%

12/21/65

270,000

205,756
(a)(b)

International Lease Finance Corp., Medium-Term Notes

0.639
%

7/13/12

580,000

552,175
(b)

JPMorgan Chase Bank N.A., Medium-Term Notes

3.136
%

2/11/11

870,000

870,609
(a)(b)

Kreditanstalt fuer Wiederaufbau, Senior Bonds

3.500
%

3/10/14

2,100,000

2,236,013

MUFG Capital Finance 1 Ltd., Preferred Securities

6.346
%

7/25/16

1,600,000

1,614,165
(b)(c)

Private Export Funding Corp., Notes

4.950
%

11/15/15

1,820,000

2,036,791

TNK-BP Finance SA

6.875
%

7/18/11

570,000

589,238
(a)

TNK-BP Finance SA, Notes

6.125
%

3/20/12

100,000

105,000
(a)

Westpac Securities NZ Ltd., Senior Notes

2.500
%

5/25/12

740,000

757,494
(a)

Total Diversified Financial Services

23,321,308

Insurance — 3.1%

American International Group Inc., Senior Notes

3.650
%

1/15/14

1,860,000

1,894,460

Berkshire Hathaway Inc., Senior Notes

0.266
%

2/10/11

3,400,000

3,400,027
 (b)

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

15

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Insurance — continued

Berkshire Hathaway Inc., Senior Notes

2.125
%

2/11/13

$
2,570,000

$
2,626,149

MetLife Inc., Senior Notes

2.375
%

2/6/14

2,540,000

2,553,942

Metropolitan Life Global Funding I, Notes

2.875
%

9/17/12

1,060,000

1,086,881
(a)

Prudential Financial Inc., Senior Notes

2.750
%

1/14/13

1,250,000

1,273,441

Suncorp-Metway Ltd., Senior Notes

1.789
%

7/16/12

2,850,000

2,910,121
(a)(b)

Total Insurance

15,745,021

Thrifts & Mortgage Finance — 1.6%

Countrywide Financial Corp., Medium-Term Notes

5.800
%

6/7/12

600,000

631,475

Stadshypotek AB, Secured Bonds

1.450
%

9/30/13

2,540,000

2,538,626
(a)

U.S. Central Federal Credit Union, Notes

1.250
%

10/19/11

5,000,000

5,036,685

Total Thrifts & Mortgage Finance

8,206,786

Total Financials

152,028,116

Health Care —
0.6%

Health Care Equipment & Supplies — 0.5%

Baxter International Inc., Senior Notes

1.800
%

3/15/13

1,070,000

1,087,425

Medtronic Inc., Senior Notes

3.000
%

3/15/15

1,340,000

1,376,440

Total Health Care Equipment & Supplies

2,463,865

Health Care Providers & Services — 0.1%

UnitedHealth Group Inc., Senior Notes

4.875
%

2/15/13

510,000

543,242

Total Health Care

3,007,107

Industrials —
1.0%

Airlines — 0.5%

Continental Airlines Inc., Pass-Through Certificates

6.900
%

1/2/18

1,110,530

1,179,938

Continental Airlines Inc., Pass-Through Certificates

6.545
%

2/2/19

702,689

744,851

Continental Airlines Inc., Pass-Through Certificates

6.703
%

6/15/21

665,485

703,750

Total Airlines

2,628,539

Commercial Services & Supplies — 0.2%

Allied Waste North America Inc., Senior Notes

7.125
%

5/15/16

930,000

985,733

Industrial Conglomerates — 0.3%

United Technologies Corp., Senior Notes

5.375
%

12/15/17

1,360,000

1,540,246

Total Industrials

5,154,518

Materials —
0.4%

Chemicals — 0.3%

Dow Chemical Co., Notes

5.700
%

5/15/18

90,000

97,502

E.I. du Pont de Nemours & Co., Senior Notes

3.250
%

1/15/15

1,180,000

1,225,854

Total Chemicals

1,323,356

See Notes to Financial Statements.

16

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Metals & Mining — 0.1%

Vale Overseas Ltd., Notes

6.250
%

1/23/17

$
480,000

$
536,451

Total Materials

1,859,807

Telecommunication Services
— 2.8%

Diversified Telecommunication Services — 2.0%

AT&T Inc., Senior Notes

4.850
%

2/15/14

2,860,000

3,095,069

Qwest Corp., Senior Notes

7.875
%

9/1/11

1,200,000

1,239,000

Telecom Italia Capital SA

0.767
%

2/1/11

1,500,000

1,499,589
(b)

Telefonica Emisiones SAU

0.616
%

2/4/13

2,490,000

2,447,556
(b)

Telefonica Emisiones SAU, Senior Notes

3.729
%

4/27/15

930,000

923,487

Verizon Communications Inc., Senior Notes

8.750
%

11/1/18

440,000

575,419

Total Diversified Telecommunication Services

9,780,120

Wireless Telecommunication Services — 0.8%

America Movil SAB de CV, Senior Notes

3.625
%

3/30/15

650,000

671,599

Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes

3.750
%

5/20/11

1,530,000

1,548,902

Rogers Wireless Inc., Secured Notes

6.375
%

3/1/14

520,000

584,697

Sprint Capital Corp., Senior Notes

8.375
%

3/15/12

1,290,000

1,370,625

Total Wireless Telecommunication Services

4,175,823

Total Telecommunication Services

13,955,943

Utilities —
0.5%

Electric Utilities — 0.5%

FirstEnergy Corp., Notes

6.450
%

11/15/11

70,000

72,864

FirstEnergy Solutions Corp., Senior Notes

4.800
%

2/15/15

1,110,000

1,166,679

Pacific Gas & Electric Co.

4.800
%

3/1/14

1,100,000

1,183,001

Total Electric Utilities

2,422,544

Multi-Utilities — 0.0%

Dominion Resources Inc., Senior Notes

8.875
%

1/15/19

10,000

12,977

Total Utilities

2,435,521

Total Corporate Bonds & Notes (Cost — $217,272,628)

213,325,902

Asset-Backed Securities
— 11.7%

Ameriquest Mortgage Securities Inc., 2005-R11 A2D

0.591
%

1/25/36

620,000

489,080
(b)

ARI Fleet Lease Trust, 2010-A A

1.710
%

8/15/18

670,089

675,687
(a)(b)

Asset-Backed Funding Certificates, 2002-WF2 A2

1.386
%

5/25/32

221,263

206,064
(b)

Asset-Backed Funding Certificates, 2004-OPT2 M1

1.086
%

8/25/33

400,000

333,408
(b)

Bear Stearns Asset-Backed Securities Trust, 2004-1 A2

0.781
%

6/25/34

1,253,656

1,198,862
(b)

Bear Stearns Asset-Backed Securities Trust, 2007-SD1 22A1

4.224
%

10/25/36

284,070

183,982
 (b)

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

17

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Asset-Backed Securities
— continued

Chase Issuance Trust, 2006-A5 A

0.280
%

11/15/13

$
3,640,000

$
3,634,554
(b)

Citibank Credit Card Issuance Trust, 2009-A1 A1

2.010
%

3/17/14

2,900,000

2,952,560
(b)

Citibank Credit Card Issuance Trust, 2009-A5 A5

2.250
%

12/23/14

3,290,000

3,364,864

Countrywide Asset-Backed Certificates, 2002-S3 M1

4.800
%

5/25/32

164,340

137,283
(b)

Countrywide Asset-Backed Certificates, 2003-5 AF5

5.739
%

2/25/34

1,213,741

1,208,332

Countrywide Asset-Backed Certificates, 2007-13 2A1

1.161
%

10/25/47

2,422,060

1,616,537
(b)

Countrywide Asset-Backed Certificates, 2007-QH1 A1

0.461
%

2/25/37

282,349

189,475
(a)(b)

Countrywide Home Equity Loan Trust, 2004-O

0.540
%

2/15/34

288,477

161,753
(b)

Countrywide Home Equity Loan Trust, 2007-GW A

0.810
%

8/15/37

1,037,180

798,893
(b)

Education Funding Capital Trust, 2003-3 A6

1.753
%

12/15/42

200,000

191,250
(b)

Ford Credit Auto Owner Trust, 2009-D A2

1.210
%

1/15/12

134,909

134,946

GSAMP Trust, 2006-SEA1 A

0.561
%

5/25/36

495,460

416,821
(a)(b)

GSAMP Trust, 2007-SEA1 A

0.561
%

12/25/36

986,735

620,273
(a)(b)

GSRPM Mortgage Loan Trust, 2006-1 A1

0.561
%

3/25/35

1,263,776

1,080,591
(a)(b)

GSRPM Mortgage Loan Trust, 2007-1 A

0.661
%

3/25/37

1,804,255

1,032,506
(a)(b)

Hertz Vehicle Financing LLC, 2009-2A A1

4.260
%

3/25/14

1,920,000

2,010,110
(a)

Lehman XS Trust, 2005-5N 3A1A

0.561
%

11/25/35

1,069,155

829,004
(b)

Lehman XS Trust, 2006-4N A1D1

0.591
%

4/25/46

12,005,502

1,989,414
(b)

Long Beach Mortgage Loan Trust, 2006-A A1

0.351
%

5/25/36

2,986,595

36,899
(b)

NCUA Guaranteed Notes, 2010-A1 A

0.611
%

12/7/20

5,000,000

5,005,250
(b)

Nelnet Student Loan Trust, 2008-4 A4

1.768
%

4/25/24

4,390,000

4,501,612
(b)

Nissan Master Owner Trust Receivables, 2010-AA A

1.410
%

1/15/15

2,110,000

2,134,914
(a)(b)

Park Place Securities Inc., 2004-WCW1 M2

0.941
%

9/25/34

400,000

350,786
(b)

Residential Asset Mortgage Products Inc., 2003-RS7 MII1

1.386
%

8/25/33

250,661

189,509
(b)

Residential Asset Mortgage Products Inc., 2004-SL3 A4

8.500
%

12/25/31

21,244

21,815

Residential Asset Securities Corp., 2003-KS10 AI6

4.540
%

12/25/33

620,101

626,630
(b)

Saxon Asset Securities Trust, 2003-3 M1

0.911
%

12/25/33

86,462

75,415
(b)

Securitized Asset-Backed Receivables LLC, 2006-FR3 A2

0.401
%

5/25/36

257,663

221,959
(b)

SLM Student Loan Trust, 2003-05 A4

0.512
%

12/17/18

847,293

847,089
(b)

SLM Student Loan Trust, 2003-11 A4

0.492
%

6/15/20

749,939

747,664
(b)

SLM Student Loan Trust, 2003-11 A6

0.592
%

12/15/25

1,500,000

1,402,500
(a)(b)

SLM Student Loan Trust, 2005-10 A3

0.338
%

10/25/16

275,816

275,758
(b)

SLM Student Loan Trust, 2005-10 A4

0.398
%

10/25/19

1,100,000

1,091,731
(b)

SLM Student Loan Trust, 2006-4 A4

0.368
%

4/25/23

373,302

372,410
(b)

SLM Student Loan Trust, 2006-5 A5

0.398
%

1/25/27

1,600,000

1,512,111
 (b)

See Notes to Financial Statements.

18

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Asset-Backed Securities
— continued

SLM Student Loan Trust, 2006-7 A3

0.308
%

7/25/18

$
596,909

$
596,762
(b)

SLM Student Loan Trust, 2006-8 A3

0.308
%

1/25/18

1,300,000

1,296,466
(b)

SLM Student Loan Trust, 2007-2 A2

0.288
%

7/25/17

669,597

664,528
(b)

SLM Student Loan Trust, 2008-1 A2

0.638
%

10/25/16

1,550,000

1,554,543
(b)

Small Business Administration, 2004-2

3.080
%

9/25/18

831,479

877,803
(b)

Specialty Underwriting & Residential Finance, 2003-BC4 M1

1.161
%

11/25/34

500,107

427,254
(b)

Structured Asset Securities Corp., 2003-AL1 A

3.357
%

4/25/31

362,660

347,437
(a)

Structured Asset Securities Corp., 2007-BC3 1A2

0.401
%

5/25/47

800,000

581,455
(b)

Structured Asset Securities Corp., 2007-TC1 A

0.561
%

4/25/31

3,637,987

2,803,387
(a)(b)

Student Loan Consolidation Center, 2002-1 A3

2.219
%

3/1/42

750,000

680,400
(a)(b)

Student Loan Consolidation Center, 2002-2 A14

1.730
%

7/1/42

800,000

725,760
(a)(b)

Volkswagen Auto Loan Enhanced Trust, 2008-1 A4

1.961
%

10/20/14

1,800,000

1,819,401
(b)

Wachovia Asset Securitization Inc., 2004-HE1 A

0.481
%

6/25/34

1,517,712

1,307,863
(b)

Total Asset-Backed Securities (Cost — $62,602,844)

58,553,360

Collateralized Mortgage
Obligations — 15.3%

American Home Mortgage Investment Trust, 2005-4 1A1

0.551
%

11/25/45

1,094,480

741,849
(b)

Banc of America Funding Corp., 2004-B 3A2

3.085
%

12/20/34

223,111

148,452
(b)

Banc of America Funding Corp., 2005-E 4A1

2.845
%

3/20/35

445,099

427,507
(b)

Banc of America Funding Corp., 2006-D 1A1

0.431
%

5/20/36

1,055,940

834,768
(b)

Banc of America Funding Corp., 2006-E 2A1

5.634
%

6/20/36

2,008,438

1,380,408
(b)

Banc of America Mortgage Securities, 2002-J B1

3.247
%

9/25/32

166,368

86,607
(b)

Banc of America Mortgage Securities, 2003-C B1

2.999
%

4/25/33

652,605

215,755
(b)

Banc of America Mortgage Securities, 2004-E 1A1

2.748
%

6/25/34

435,589

411,014
(b)

Banc of America Mortgage Securities, 2005-F 2A2

2.945
%

7/25/35

1,155,199

995,985
(b)

Bayview Commercial Asset Trust, 2005-2A A2

0.611
%

8/25/35

1,088,853

824,891
(a)(b)

Bear Stearns Alt-A Trust, 2004-9 3A1

2.700
%

9/25/34

505,642

421,831
(b)

Bear Stearns Alt-A Trust, 2007-1 1A1

0.421
%

1/25/47

1,160,131

541,739
(b)

Bear Stearns ARM Trust, 2004-10 15A1

2.999
%

1/25/35

156,494

147,269
(b)

Bear Stearns ARM Trust, 2006-4 1A1

2.923
%

10/25/36

388,783

240,383
(b)

Bear Stearns Commercial Mortgage Securities Inc., 2004-PWR4 A2

5.286
%

6/11/41

2,776,961

2,909,815
(b)

CBA Commercial Small Balance Commercial Mortgage, 2006-1A A

0.511
%

6/25/38

1,560,593

842,720
(a)(b)(f)

Chase Mortgage Finance Corp., 2007-A1 2A3

2.891
%

2/25/37

394,382

383,265
(b)

Chevy Chase Mortgage Funding Corp., 2004-3A A2

0.561
%

8/25/35

15,322

10,376
(a)(b)

Chevy Chase Mortgage Funding Corp., 2004-4A A2

0.551
%

10/25/35

47,305

30,556
 (a)(b)

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

19

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Collateralized Mortgage
Obligations — continued

Chevy Chase Mortgage Funding Corp., 2005-1A A2

0.461
%

1/25/36

$
27,523

$
19,496
(a)(b)

Chevy Chase Mortgage Funding Corp., 2005-2A A2

0.491
%

5/25/36

12,356

8,303
(a)(b)

Chevy Chase Mortgage Funding Corp., 2005-3A A2

0.491
%

7/25/36

149,079

96,330
(a)(b)

Citigroup Mortgage Loan Trust Inc., 2005-HE2 A

0.661
%

5/25/35

270,292

256,158
(a)(b)

Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A

3.399
%

3/25/37

1,280,709

798,260
(b)

Citigroup Mortgage Loan Trust Inc., 2007-AR8 1A1A

5.522
%

8/25/47

644,260

496,722
(b)

Countrywide Alternative Loan Trust, 2004-33 1A1

2.990
%

12/25/34

114,406

94,407
(b)

Countrywide Alternative Loan Trust, 2004-33 2A1

3.240
%

12/25/34

92,527

75,755
(b)

Countrywide Alternative Loan Trust, 2005-56 4A1

0.571
%

11/25/35

634,780

403,092
(b)

Countrywide Alternative Loan Trust, 2005-59 1A2A

0.641
%

11/20/35

2,113,852

642,938
(b)

Countrywide Alternative Loan Trust, 2006-OA8 1A1

0.451
%

7/25/46

1,885,419

1,134,680
(b)

Countrywide Home Loan, 2003-HYB1 1A1

3.037
%

5/19/33

197,492

186,552
(b)

Countrywide Home Loan Mortgage Pass-Through Trust, 2004-23 A

2.519
%

11/25/34

827,717

553,900
(b)

Countrywide Home Loans, 2003-2 A2

4.000
%

3/25/33

653,815

681,576

Countrywide Home Loans, 2003-HYB3 6A1

3.241
%

11/19/33

81,524

61,049
(b)

Countrywide Home Loans, 2005-R2 1AF2

0.601
%

6/25/35

210,410

151,299
(a)(b)

Countrywide Home Loans, 2005-R3 AF

0.661
%

9/25/35

102,149

87,683
(a)(b)

Countrywide Home Loans, 2006-R2 AF1

0.681
%

7/25/36

160,806

131,901
(a)(b)

CS First Boston Mortgage Securities Corp., 2004-AR5 7A2

2.707
%

6/25/34

878,566

844,428
(b)

Downey Savings & Loan Association Mortgage Loan Trust, 2006-AR1 2A1A

1.268
%

4/19/47

681,023

468,378
(b)

Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A

0.511
%

3/19/45

396,130

283,425
(b)

FDIC Structured Sale Guaranteed Notes, 2010-S1 1A

0.811
%

2/25/48

797,730

799,856
(a)(b)

FDIC Structured Sale Guaranteed Notes, 2010-S2

0.956
%

12/29/45

2,405,968

2,410,539
(a)

Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM

4.500
%

4/15/32

304,579

309,220

Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A

6.500
%

9/25/43

269,121

309,069
(b)

First Horizon Alternative Mortgage Securities, 2006-FA8 1A8

0.631
%

2/25/37

284,304

148,312
(b)

First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1

2.863
%

2/25/35

1,289,010

1,183,314
(b)

First Union National Bank-Bank of America Commercial Mortgage Trust, 2001-C1 A2

6.136
%

3/15/33

86,950

86,875

GE Capital Commercial Mortgage Corp., 2001-2 A4

6.290
%

8/11/33

1,921,032

1,946,927

Government National Mortgage Association (GNMA)

8.187
%

6/16/26

3,820,000

3,820,000
(f)

Government National Mortgage Association (GNMA), 1996-12 S

8.188
%

6/16/26

903,896

198,621
 (b)

See Notes to Financial Statements.

20

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Collateralized Mortgage
Obligations — continued

Government National Mortgage Association (GNMA), 1996-17 S

8.238
%

8/16/26

$
697,441

$
145,491
(b)

Government National Mortgage Association (GNMA), 2010-H03 FA

0.803
%

3/20/60

1,666,095

1,667,761
(b)(f)

Government National Mortgage Association (GNMA), 2010-H10 FB

1.253
%

5/20/60

1,815,307

1,846,763
(b)

Greenpoint Mortgage Funding Trust, 2006-AR3 3A1

0.491
%

9/25/35

485,784

220,384
(b)

Greenpoint Mortgage Funding Trust, 2006-AR3 4A1

0.471
%

4/25/36

1,637,795

998,630
(b)

GS Mortgage Securities Corp. II, 2001-1285 C

6.712
%

8/15/18

1,325,000

1,355,691
(a)

GSMPS Mortgage Loan Trust, 2004-4 2A1

4.333
%

6/25/34

1,772,067

1,508,958
(a)(b)

GSMPS Mortgage Loan Trust, 2005-RP3 1AF

0.611
%

9/25/35

1,761,032

1,470,959
(a)(b)

GSR Mortgage Loan Trust, 2005-AR3 4A1

2.955
%

5/25/35

350,065

250,032
(b)

Harborview Mortgage Loan Trust, 2004-8 3A2

0.661
%

11/19/34

285,450

174,519
(b)

Homebanc Mortgage Trust, 2004-2 A1

0.631
%

12/25/34

614,282

535,127
(b)

Homebanc Mortgage Trust, 2005-1 A1

0.511
%

3/25/35

968,197

717,179
(b)

IMPAC CMB Trust, 2004-5 1A1

0.981
%

10/25/34

501,611

466,617
(b)

IMPAC CMB Trust, 2007-A A

0.511
%

5/25/37

180,063

147,551
(b)

Indymac Inda Mortgage Loan Trust, 2007-AR7 1A1

5.944
%

11/25/37

527,596

427,401
(b)

Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A

0.621
%

1/25/35

407,152

264,876
(b)

Indymac Index Mortgage Loan Trust, 2006-AR4 A1A

0.471
%

5/25/46

422,127

256,035
(b)

JPMorgan Alternative Loan Trust, 2006-A4 A7

6.300
%

9/25/36

1,000,000

518,501
(b)

JPMorgan Mortgage Trust, 2004-A1 1A1

4.754
%

2/25/34

315,416

318,756
(b)

JPMorgan Mortgage Trust, 2006-A2 5A1

2.970
%

11/25/33

371,364

370,610
(b)

LB-UBS Commercial Mortgage Trust, 2001-WM A2

6.530
%

7/14/16

1,240,000

1,241,784
(a)

Luminent Mortgage Trust, 2006-2 A1A

0.461
%

2/25/46

1,731,093

1,037,508
(b)

MASTR, Asset Securitization Trust, 2003-4 6A2

4.375
%

5/25/33

277,566

278,036

MASTR Adjustable Rate Mortgages Trust, 2004-13 3A7

2.899
%

11/21/34

3,000,000

2,814,354
(b)

MASTR ARM Trust, 2003-6 1A2

3.825
%

12/25/33

197,093

186,324
(b)

MASTR Reperforming Loan Trust, 2005-1 1A3

7.000
%

8/25/34

65,167

66,823
(a)

Merrill Lynch Mortgage Investors Inc., 2003-A2 2M1

2.584
%

3/25/33

887,493

710,444
(b)

Merrill Lynch Mortgage Investors Inc., 2003-A6 1A

3.157
%

9/25/33

87,599

84,335
(b)

Mortgage IT Trust, 2005-2 1A1

0.521
%

5/25/35

209,055

169,629
(b)

Mortgage IT Trust, 2005-3 A1

0.561
%

8/25/35

389,589

300,776
(b)

NCUA Guaranteed Notes, 2010-R1 1A

0.715
%

10/7/20

1,038,480

1,037,182
(b)

New York Mortgage Trust Inc., 2005-2 A

0.591
%

8/25/35

907,295

804,072
(b)

Nomura Asset Acceptance Corp., 2004-AR4 1A1

2.513
%

12/25/34

1,650,934

1,579,594
 (b)

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

21

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Collateralized Mortgage
Obligations — continued

Prime Mortgage Trust, 2005-2 2A1

7.259
%

10/25/32

$
572,457

$
571,450
(b)

Residential Asset Mortgage Products Inc., 2004-SL2 A4

8.500
%

10/25/31

18,541

18,826

Residential Asset Mortgage Products Inc., 2004-SL3 A3

7.500
%

12/25/31

15,676

15,826

Residential Asset Mortgage Products Inc., 2004-SL4 A5

7.500
%

7/25/32

34,913

34,983

Residential Asset Mortgage Products Inc., 2005-SL1 A7

8.000
%

5/25/32

812,871

769,048

Sequoia Mortgage Trust, 2003-2 A2

0.800
%

6/20/33

240,970

199,854
(b)

Structured ARM Loan Trust, 2004-4 3A1

2.765
%

4/25/34

402,167

347,074
(b)

Structured ARM Loan Trust, 2004-7 A1

0.666
%

6/25/34

357,920

277,526
(b)

Structured ARM Loan Trust, 2004-9XS A

0.631
%

7/25/34

322,958

274,414
(b)

Structured ARM Loan Trust, 2005-04 1A1

2.924
%

3/25/35

696,952

473,306
(b)

Structured ARM Loan Trust, 2005-15 1A1

2.627
%

7/25/35

693,530

485,804
(b)

Structured Asset Mortgage Investments Inc., 2006-AR2 A1

0.491
%

2/25/36

557,288

365,107
(b)

Structured Asset Mortgage Investments Inc., 2006-AR7 A1A

0.471
%

8/25/36

988,704

623,458
(b)

Structured Asset Securities Corp., 2002-11A B2II

2.811
%

6/25/32

241,945

25,642
(b)

Structured Asset Securities Corp., 2002-16A B2II

2.679
%

8/25/32

291,308

172,633
(b)

Structured Asset Securities Corp., 2002-3 B2

6.500
%

3/25/32

1,439,974

1,098,728

Structured Asset Securities Corp., 2002-8A 7A1

2.163
%

5/25/32

189,028

164,565
(b)

Structured Asset Securities Corp., 2004-2 4A1

2.826
%

3/25/34

1,217,812

1,187,695
(b)

Structured Asset Securities Corp., 2004-5 1A

2.742
%

5/25/34

96,801

88,117
(b)

Structured Asset Securities Corp., 2004-NP1 A

0.661
%

9/25/33

842,822

728,553
(a)(b)

Structured Asset Securities Corp., 2005-4XS 3A4

4.790
%

3/25/35

2,560,000

2,520,817

Structured Asset Securities Corp., 2005-RF3 2A

4.284
%

6/25/35

1,191,032

1,025,128
(a)(b)

WaMu Mortgage Pass-Through Certificates, 2003-AR8 A

2.716
%

8/25/33

292,032

295,669
(b)

WaMu Mortgage Pass-Through Certificates, 2004-AR08 A1

0.670
%

6/25/44

371,267

279,869
(b)

WaMu Mortgage Pass-Through Certificates, 2004-AR14 A1

2.728
%

1/25/35

739,370

725,196
(b)

WaMu Mortgage Pass-Through Certificates, 2007-OA2 1A

1.042
%

3/25/47

650,416

404,443
(b)

WaMu Mortgage Pass-Through Certificates, 2007-OA2 2A

2.913
%

3/25/47

2,610,180

1,583,198
(b)

WaMu Mortgage Pass-Through Certificates, 2007-OA6 1A

1.152
%

7/25/47

4,028,717

2,673,221
(b)

Washington Mutual Inc., 2005-AR4 A5

2.723
%

4/25/35

200,000

168,121
 (b)

See Notes to Financial Statements.

22

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Collateralized
Mortgage Obligations — continued

Washington Mutual Inc., 2005-AR8 2A1A

0.551
%

7/25/45

$
546,900

$
475,966
(b)

Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR09 A1A

0.581
%

7/25/45

623,401

532,502
(b)

Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A

0.581
%

8/25/45

520,492

443,993
(b)

Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR09 1A

1.342
%

8/25/46

102,459

67,526
(b)

Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR11 1A

1.302
%

9/25/46

611,723

404,404
(b)

Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7

2.698
%

6/25/33

443,421

425,567
(b)

Washington Mutual Inc., Pass-Through Certificates, 2003-AR10 A7

2.621
%

10/25/33

1,298,725

1,260,606
(b)

Washington Mutual Mortgage Pass-Through Certificates, 2006-AR1 A1B

0.581
%

2/25/36

936,889

142,444
(b)

Washington Mutual Mortgage Pass-Through Certificates, 2006-AR4 DA

1.312
%

6/25/46

624,670

282,043
(b)

Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1

4.967
%

12/25/34

883,475

867,572
(b)

Wells Fargo Mortgage Backed Securities Trust, 2004-I B2

2.930
%

7/25/34

369,450

167,404
(b)

Total Collateralized Mortgage Obligations (Cost — $89,135,244)

76,925,255

Mortgage-Backed Securities
— 7.6%

FHLMC — 0.2%

Federal Home Loan Mortgage Corp. (FHLMC)

9.000
%

5/1/20-1/1/21

37,097

41,817

Federal Home Loan Mortgage Corp. (FHLMC)

8.500
%

6/1/21

369

414

Federal Home Loan Mortgage Corp. (FHLMC)

8.000
%

2/1/31

162,738

190,471

Federal Home Loan Mortgage Corp. (FHLMC)

7.000
%

4/1/32

759,375

865,565

Total FHLMC

1,098,267

FNMA — 6.1%

Federal National Mortgage Association (FNMA)

6.500
%

7/1/13-4/1/31

101,819

109,802

Federal National Mortgage Association (FNMA)

11.000
%

12/1/15

2,657

2,709

Federal National Mortgage Association (FNMA)

12.500
%

1/1/18

16,879

17,056

Federal National Mortgage Association (FNMA)

9.000
%

11/1/21

38,635

42,045

Federal National Mortgage Association (FNMA)

7.000
%

12/1/26-1/1/33

2,316,765

2,640,607

Federal National Mortgage Association (FNMA)

6.000
%

11/1/27

98

108

Federal National Mortgage Association (FNMA)

2.560
%

5/1/32

31,033

31,145
(b)

Federal National Mortgage Association (FNMA)

2.590
%

8/1/32

41,011

42,843
(b)

Federal National Mortgage Association (FNMA)

2.556
%

12/1/32

247,024

253,833
(b)

Federal National Mortgage Association (FNMA)

1.978
%

1/1/33

482,625

495,634
 (b)

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

23

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

FNMA — continued

Federal National Mortgage Association (FNMA)

2.050
%

5/1/34

$
1,176,029

$
1,218,594
(b)

Federal National Mortgage Association (FNMA)

2.212
%

5/1/35

1,072,457

1,112,789
(b)

Federal National Mortgage Association (FNMA)

3.575
%

12/1/39

13,906,606

14,427,217
(b)

Federal National Mortgage Association (FNMA)

5.500
%

1/13/41-2/10/41

1,000,000

1,069,063
(g)

Federal National Mortgage Association (FNMA)

6.000
%

1/13/41

8,200,000

8,913,662
(g)

Total FNMA

30,377,107

GNMA — 1.3%

Government National Mortgage Association (GNMA)

6.000
%

5/15/14-11/15/28

63,259

69,202

Government National Mortgage Association (GNMA)

9.000
%

9/15/22

477

484

Government National Mortgage Association (GNMA)

6.500
%

8/15/34

2,380,630

2,806,605

Government National Mortgage Association (GNMA)

1.690
%

1/20/60

1,873,759

1,902,390
(b)(f)

Government National Mortgage Association (GNMA)

2.330
%

8/20/60

1,708,051

1,846,404
(b)

Total GNMA

6,625,085

Total Mortgage-Backed Securities (Cost — $37,397,020)

38,100,459

Sovereign Bonds —
0.7%

Japan — 0.7%

Japan Finance Corp., Senior Bonds (Cost — $3,592,012)

2.875
%

2/2/15

3,600,000

3,686,342

U.S. Government &
Agency Obligations — 21.3%

U.S. Government Agencies — 18.0%

Federal Farm Credit Bank (FFCB), Bonds

0.550
%

6/13/12

9,600,000

9,600,269

Federal Farm Credit Bank (FFCB), Bonds

1.500
%

11/16/15

2,600,000

2,527,203

Federal Home Loan Bank (FHLB), Bonds

0.200
%

4/20/11

2,500,000

2,500,330

Federal Home Loan Bank (FHLB), Bonds

0.330
%

9/30/11

9,500,000

9,499,667

Federal Home Loan Bank (FHLB), Bonds

0.300
%

10/28/11

5,000,000

4,997,970

Federal Home Loan Bank (FHLB), Bonds

0.350
%

11/15/11

5,000,000

4,999,840

Federal Home Loan Mortgage Corp. (FHLMC)

0.196
%

5/4/11

20,000,000

20,010,420
(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes

0.700
%

9/28/12

9,600,000

9,582,970

Federal Home Loan Mortgage Corp. (FHLMC), Notes

0.625
%

12/28/12

1,200,000

1,198,404

Federal Home Loan Mortgage Corp. (FHLMC), Notes

1.400
%

7/26/13

4,900,000

4,902,293

Federal National Mortgage Association (FNMA)

4.750
%

2/21/13

4,400,000

4,767,950

Federal National Mortgage Association (FNMA)

2.135
%

4/1/33

837,280

867,552
 (b)

See Notes to Financial Statements.

24

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Schedule of investments (cont’d)

December 31, 2010

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

U.S. Government Agencies — continued

Federal National Mortgage Association (FNMA), Notes

0.700
%

10/19/12

$
2,700,000

$
2,694,614

Federal National Mortgage Association (FNMA), Notes

0.375
%

12/28/12

4,250,000

4,225,103

Federal National Mortgage Association (FNMA), Notes

1.350
%

8/16/13

4,900,000

4,904,018

Federal National Mortgage Association (FNMA), Notes

1.050
%

9/9/13

3,100,000

3,091,140

Total U.S. Government Agencies

90,369,743

U.S. Government Obligations — 3.3%

U.S. Treasury Notes

2.125
%

12/31/15

6,190,000

6,223,853

U.S. Treasury Notes

2.250
%

11/30/17

9,210,000

8,957,444

U.S. Treasury Notes

2.750
%

12/31/17

1,610,000

1,613,774

Total U.S. Government Obligations

16,795,071

  Total U.S. Government & Agency Obligations (Cost —
$107,523,049)

107,164,814

Shares

Preferred Stocks —
0.0%

Financials —
0.0%

Thrifts & Mortgage Finance — 0.0%

Federal Home Loan Mortgage Corp. (FHLMC)

8.375
%

53,075

33,384
*(b)

Federal National Mortgage Association (FNMA)

8.250
%

38,350

21,476
*(b)

Total Preferred Stocks (Cost — $2,285,625)

54,860

Expiration Date

Contracts

Purchased Options —
0.0%

Eurodollar Futures, Call @ $99.63

9/19/11

80

10,000

Eurodollar Mid Curve 2-Year Futures, Call @ $98.25

3/11/11

54

14,175

Total Purchased Options (Cost — $24,985)

24,175

  Total Investments before Short-Term Investments (Cost —
$519,833,407)

497,835,167

Maturity Date

Face Amount

Short-Term Investments
— 3.3%

U.S. Government Agencies — 1.1%

Federal National Mortgage Association (FNMA), Discount Notes

0.240-0.331
%

5/9/11

$
4,975,000

4,972,911
(h)(i)

Federal National Mortgage Association (FNMA), Discount Notes

0.190
%

5/16/11

275,000

274,878
(h)(i)

  Total U.S. Government Agencies (Cost —
$5,244,275)

5,247,789

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

25

Legg Mason Western Asset Short-Term Bond Fund

Security

Rate

Maturity Date

Face Amount

Value

Repurchase Agreements — 2.2%

  Morgan Stanley tri-party repurchase agreement dated 12/31/10; Proceeds at maturity —
$11,172,112; (Fully collateralized by U.S. government agency obligations, 1.100% to 3.750% due 7/25/14 to 2/24/17; Market value — $11,396,071) (Cost — $11,172,000)

0.120
%

1/3/11

$
11,172,000

$
11,172,000

Total Short-Term Investments (Cost — $16,416,275)

16,419,789

Total Investments — 102.3% (Cost — $536,249,682#)

514,254,956

Liabilities in Excess of Other Assets — (2.3)%

(11,404,383
)

Total Net Assets — 100.0%

$
502,850,573

*
Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)
Security has no maturity date. The date shown represents the next call date.

(d)
Security is in default as of December 31, 2010.

(e)
Illiquid security (unaudited).

(f)
  Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)
This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(h)
Rate shown represents yield-to-maturity.

(i)
All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)
The maturity principal is currently in default as of December 31,2010.

#
Aggregate cost for federal income tax purposes is $537,780,238.

Abbreviations used in this schedule:

ARM — Adjustable Rate Mortgage

CMB — Cash Management Bill

GSAD — Goldman Sachs Alternative Mortgage Products

MASTR— Mortgage Asset Securitization Transactions Inc.

Schedule of Written Options

Security

Expiration Date

Strike Price

Contracts

Value

Eurodollar Futures, Call

3/14/11

$
99.63

209

$
36,575

Eurodollar Futures, Put

3/14/11

99.63

209

31,350

Eurodollar Mid Curve 2-Year Futures, Call

3/11/11

98.00

26

14,625

Eurodollar Mid Curve 2-Year Futures, Call

3/11/11

98.50

54

6,750

Eurodollar Mid Curve 2-Year Futures, Put

3/11/11

97.88

26

15,600

Total Written Options (Premiums received — $127,360)

$
104,900

See Notes to Financial Statements.

26

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Statement of assets and liabilities

December 31, 2010

Assets:

Investments, at value (Cost — $536,249,682)

$
514,254,956

Interest receivable

2,861,056

Receivable for securities sold

1,436,174

Receivable for Fund shares sold

977,839

Receivable from broker — variation margin on open futures contracts

71,203

Swaps, at value (net premiums paid — $11,456)

52,339

Principal paydown receivable

21,025

Prepaid expenses

39,196

Other assets

11,324

Other receivables

9,033

Total Assets

519,734,145

Liabilities:

Payable for securities purchased

14,363,193

Payable for Fund shares repurchased

1,907,605

Investment management fee payable

194,169

Written options, at value (premium received $127,360)

104,900

Distribution fees payable

87,488

Distributions payable

43,311

Due to custodian

17,583

Trustees’ fees payable

11,062

Swaps, at value (net premiums received — $4,740)

2,719

Payable for open swap contracts

1,950

Accrued expenses

149,592

Total Liabilities

16,883,572

Total Net Assets

$
502,850,573

Net
Assets:

Par value (Note 7)

$
1,298

Paid-in capital in excess of par value

555,478,627

Overdistributed net investment income

(138,943)

  Accumulated net realized loss on investments, futures contracts, written options and swap contracts

(30,138,173)

  Net unrealized depreciation on investments, futures contracts, written options and swap contracts

(22,352,236)

Total Net Assets

$
502,850,573

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

27

Shares
Outstanding:

ClassA

15,934,133

ClassC

44,326,238

ClassI

69,520,309

Net Asset
Value:

ClassA (and redemption price)

$3.87

ClassC (and redemption price)

$3.88

ClassI (and redemption price)

$3.87

Maximum Public Offering
Price Per Share:

ClassA (based on maximum initial sales charge of 2.25%)

$3.96

See Notes to Financial Statements.

28

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Statement of operations

For the Year Ended December 31, 2010

Investment
Income:

Interest

$
15,317,747

Dividends

4,750

Total Investment Income

15,322,497

Expenses:

Investment management fee (Note 2)

2,139,092

Distribution fees (Notes 2 and 5)

923,478

Transfer agent fees (Note 5)

222,373

Audit and tax

62,120

Registration fees

39,111

Legal fees

37,539

Shareholder reports

34,225

Trustees’ fees

9,084

Insurance

7,473

Custody fees

4,985

Miscellaneous expenses

5,250

Total Expenses

3,484,730

Less: Compensating balance arrangements (Note 1)

(151)

Net Expenses

3,484,579

Net Investment Income

11,837,918

Realized and Unrealized
Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):

Net Realized Gain (Loss) From:

Investment transactions

(4,941,004)

Futures contracts

2,314,558

Written options

302,418

Swap contracts

(88,513)

Net Realized Loss

(2,412,541)

Change in Net Unrealized Appreciation (Depreciation) From:

Investments

24,802,784

Futures contracts

172,816

Written options

(31,196)

Swap contracts

158,639

Change in Net Unrealized Appreciation (Depreciation)

25,103,043

Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts

22,690,502

Proceeds from Settlement of a Regulatory Matter (Note 10)

67,524

Increase in Net Assets From Operations

$
34,595,944

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

29

Statements of changes in net assets

For the Years Ended December 31,

2010

2009

Operations:

Net investment income

$
11,837,918

$
8,754,643

Net realized gain (loss)

(2,412,541)

948,392

Change in net unrealized appreciation (depreciation)

25,103,043

31,471,222

Proceeds from settlement of a regulatory matter (Note 10)

67,524

—

Increase in Net Assets From Operations

34,595,944

41,174,257

Distributions to
Shareholders From (Notes 1 and 6):

Net investment income

(13,240,985)

(9,659,193)

  Decrease in Net Assets From Distributions to
Shareholders

(13,240,985)

(9,659,193)

Fund Share Transactions
(Note 7):

Net proceeds from sale of shares

237,428,291

130,972,882

Reinvestment of distributions

13,046,324

9,659,193

Cost of shares repurchased

(175,275,802)

(94,279,733)

Net assets of shares issued in connection with merger (Note 8)

—

101,100,851

Increase in Net Assets From Fund Share Transactions

75,198,813

147,453,193

Increase in Net Assets

96,553,772

178,968,257

Net
Assets:

Beginning of year

406,296,801

227,328,544

End of year*

$
502,850,573

$
406,296,801

  *   Includes overdistributed net investment income
of:

$(138,943)

$(443,878)

See Notes to Financial Statements.

30

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:

Class A Shares[1]

2010

2009

2008

2007

2006[2]

Net asset value, beginning
of year

$3.69

$3.34

$ 3.98

$4.13

$4.14

Income (loss) from operations:

Net investment income

0.09

0.09

0.15

0.19

0.14

Net realized and unrealized gain (loss)

0.19

0.36

(0.63)

(0.15)

0.02

Total income (loss) from operations

0.28

0.45

(0.48)

0.04

0.16

Less distributions from:

Net investment income

(0.10)

(0.10)

(0.16)

(0.19)

(0.17)

Total distributions

(0.10)

(0.10)

(0.16)

(0.19)

(0.17)

Net asset value, end of
year

$3.87

$3.69

$3.34

$3.98

$4.13

Total return[3]

7.75
%

13.70
%

(12.39)
%

1.00
%

3.98
%

Net assets, end of year
(millions)

$62

$45

$39

$58

$70

Ratios to average net assets:

Gross expenses

0.88
%

0.98
%

1.02
%

0.90
%

0.86
%[4]

Net expenses[5]

0.88

0.98

1.01
[6]

0.90

0.84
[4,6]

Net investment income

2.33

2.61

4.09

4.54

3.52

Portfolio turnover rate[7]

80
%

94
%

46
%

81
%

124
%

[1]
Per share amounts have been calculated using the average shares method.

[2]
Represents a share of capital stock outstanding prior to April 16, 2007.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.85% and 0.83%, respectively.

[5]
The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]
Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been
87%, 159%, 291%, 372% and 270% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

31

For a share of each class of beneficial interest outstanding throughout each year ended December 31:

Class C Shares[1]

2010

2009

2008

2007

2006[2]

Net asset value, beginning
of year

$3.70

$3.34

$ 3.99

$4.14

$4.15

Income (loss) from operations:

Net investment income

0.08

0.08

0.13

0.16

0.12

Net realized and unrealized gain (loss)

0.19

0.37

(0.64)

(0.14)

0.02

Total income (loss) from operations

0.27

0.45

(0.51)

0.02

0.14

Less distributions from:

Net investment income

(0.09)

(0.09)

(0.14)

(0.17)

(0.15)

Total distributions

(0.09)

(0.09)

(0.14)

(0.17)

(0.15)

Net asset value, end of
year

$3.88

$3.70

$3.34

$3.99

$4.14

Total return[3]

7.44
%

13.63
%

(13.15)
%

0.34
%

3.39
%

Net assets, end of year
(millions)

$172

$123

$5

$7

$9

Ratios to average net assets:

Gross expenses

1.08
%

1.08
%

1.63
%

1.56
%

1.46
%[4]

Net expenses[5]

1.08
[6]

1.08
[6]

1.63

1.56

1.42
[4,7]

Net investment income

2.14

2.34

3.47

3.86

2.92

Portfolio turnover rate[8]

80
%

94
%

46
%

81
%

124
%

[1]
Per share amounts have been calculated using the average shares method.

[2]
Represents a share of capital stock outstanding prior to April 16, 2007.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.45% and 1.41%, respectively.

[5]
The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

Effective at the close of business on July 10, 2009, management contractually agreed to waive fees and/or reimburse expenses (other than brokerage, taxes, interest and extraordinary expenses) to limit total net operating expenses to 1.10% for Class C shares until April 30, 2010.

[7]
Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been
87%, 159%, 291%, 372% and 270% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

32

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:

Class I Shares[1]

2010

2009

2008

2007

2006[2]

Net asset value, beginning
of year

$3.70

$3.34

$ 3.99

$4.13

$4.14

Income (loss) from operations:

Net investment income

0.10

0.11

0.17

0.20

0.16

Net realized and unrealized gain (loss)

0.18

0.37

(0.64)

(0.13)

0.02

Total income (loss) from operations

0.28

0.48

(0.47)

0.07

0.18

Less distributions from:

Net investment income

(0.11)

(0.12)

(0.18)

(0.21)

(0.19)

Total distributions

(0.11)

(0.12)

(0.18)

(0.21)

(0.19)

Net asset value, end of
year

$3.87

$3.70

$3.34

$3.99

$4.13

Total return[3]

7.77
%

14.55
%

(12.16)
%

1.63
%

4.34
%

Net assets, end of year
(millions)

$269

$238

$182

$212

$302

Ratios to average net assets:

Gross expenses

0.50
%

0.51
%

0.50
%

0.52
%

0.50
%[4]

Net expenses[5]

0.50
[6]

0.51
[6]

0.50

0.52

0.49
[4,7]

Net investment income

2.73

3.07

4.60

4.89

3.87

Portfolio turnover rate[8]

80
%

94
%

46
%

81
%

124
%

[1]
Per share amounts have been calculated using the average shares method.

[2]
Represents a share of capital stock outstanding prior to April 16, 2007.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.49% and 0.48%, respectively.

[5]
The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to
December 31, 2012 without the Board of Trustees’ consent.

[7]
Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been
87%, 159%, 291%, 372% and 270% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

33

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the
“Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the”1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•

Level 1 — quoted prices in active markets for identical investments

•

  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Notes to financial statements (cont’d)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing
the Fund’s assets and liabilities carried at fair value:

ASSETS

Description

Quoted Prices (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Long-term investments†:

Corporate bonds & notes

—

$
213,325,902

$
0
*

$
213,325,902

Asset-backed securities

—

58,553,360

—

58,553,360

Collateralized mortgage obligations

—

73,105,255

3,820,000

76,925,255

Mortgage-backed securities

—

38,100,459

—

38,100,459

Sovereign bonds

—

3,686,342

—

3,686,342

U.S. government & agency obligations

—

107,164,814

—

107,164,814

Preferred stocks

$
54,860

—

—

54,860

Purchased options

24,175

—

—

24,175

Total long-term investments

$
79,035

$
493,936,132

$
3,820,000

$
497,835,167

Short-term investments†

—

16,419,789

—

16,419,789

Total investments

$
79,035

$
510,355,921

$
3,820,000

$
514,254,956

Other financial instruments:

Futures contracts

$
157,496

—

—

$
157,496

Credit default swaps on corporate issues — buy protection‡

—

$
52,339

—

52,339

Total other financial instruments

$
157,496

$
52,339

—

$
209,835

Total

$
236,531

$
510,408,260

$
3,820,000

$
514,464,791

LIABILITIES

Description

Quoted Prices (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Other financial instruments:

Written options

$
104,900

—

—

$
104,900

Futures contracts

580,370

—

—

580,370

Credit default swaps on corporate issues — buy protection‡

—

$
2,719

—

2,719

Total

$
685,270

$
2,719

—

$
687,989

†
See Schedule of Investments for additional detailed categorizations.

‡
Values include any premiums paid or received with respect to swap contracts.

*
Value is less than $1.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

35

The following is a reconciliation of investments in which significant unobservable inputs (Level 3)
were used in determining fair value:

Investments in Securities

Corporate Bonds & Notes

Collateralized Mortgage Obligations

Preferred Stocks

Total

Balance as of December 31, 2009

—

—

$
182,554

$
182,554

Accrued premiums/discounts

—

—

—

—

Realized gain (loss)[1]

—

—

(1,240,269)

(1,240,269)

Change in unrealized appreciation
(depreciation)[2]

—

—

1,354,894

1,354,894

Net purchases (sales)

—

$
3,820,000

(297,179)

3,522,821

Transfers into Level 3

$
0
*

—

—

0
*

Transfers out of Level 3

—

—

—

—

Balance as of December 31, 2010

$
0
*

$
3,820,000

—

$
3,820,000

Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2010[2]

—

—

—

—

*
Value is less than $1.

[1]
  This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase
agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures
contracts. The Fund uses futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

36

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Notes to financial statements (cont’d)

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements.
In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its
mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, whereby the Fund makes a forward commitment to purchase a security and,

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

37

instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Securities traded on a to-be-announced basis. The Fund may trade securities on a TBA basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Swap
agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the
Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and
Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund as well as liquidation payments received or made at the termination of the swap are recognized as realized gains or losses in the Statement of Operations.

38

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Notes to financial statements (cont’d)

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2010, the Fund did not hold any credit default swaps to sell protection.

For average notional
amounts of swaps held during the year ended December 31, 2010 see Note 4.

Credit default
swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

39

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(h) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Security
transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net
investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an
arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

40

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Notes to financial statements (cont’d)

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

Overdistributed Net Investment Income

Accumulated Net Realized Loss

(a)

$
1,640,478

$
(1,640,478)

(a)

Reclassifications are primarily due to differences between book and tax amortization of premium on fixed income securities, losses from mortgage backed securities treated as capital losses for tax purposes and book/tax differences in the treatment of swap contracts.

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

41

As of December 31, 2010, the Fund held credit default swaps and written options, with credit related contingent features which had a liability position of $107,619. If a contingent feature in the Master Agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement,
the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western
Asset 70% of the net management fee it receives from the Fund.

As a result of a contractual expense limitation agreement between LMPFA and the Fund, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of Class C shares will not exceed 1.10%, until April 30, 2010.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

Except for contractual expense limitations, the manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

42

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Notes to financial statements (cont’d)

For the year ended December 31, 2010, LMIS and its affiliates received sales charges of approximately $4,000 on sales of the Fund’s Class A shares. In addition, for the year ended December 31, 2010, CDSCs paid to LMIS and its affiliates were approximately:

Class A

Class C

CDSCs

$
5,000

$
1,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change had no effect on fees previously deferred. As of December 31, 2010, the
Fund had accrued $6,121 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency
Obligations were as follows:

Investments

U.S. Government & Agency Obligations

Purchases

$
182,564,729

$
317,127,211

Sales

145,672,415

243,084,712

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation

$
11,359,734

Gross unrealized depreciation

(34,885,016)

Net unrealized depreciation

$
(23,525,282)

At December 31, 2010, the Fund had the following open futures contracts:

Number of Contracts

Expiration Date

Basis Value

Market Value

Unrealized Gain (Loss)

Contracts to
Buy:

U.S. Treasury 5-Year Notes

311

3/11

$
37,190,901

$
36,610,531

$
(580,370)

Contracts to
Sell:

U.S. Treasury 2-Year Notes

33

3/11

7,228,611

7,223,906

4,705

U.S. Treasury 10-Year Notes

38

3/11

4,729,416

4,576,625

152,791

157,496

Net unrealized loss on open futures contracts

$
(422,874)

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

43

During the year ended December 31, 2010, written option transactions for the Fund were as follows:

Number of Contracts

Premiums

Written options, outstanding December 31, 2009

461

$
273,250

Options written

4,519

1,606,001

Options closed

(3,740)

(1,640,257)

Options exercised

(212)

(60,261)

Options expired

(504)

(51,373)

Written options, outstanding December 31, 2010

524

$
127,360

At December 31, 2010, the Fund held TBA securities with a total cost of $10,004,918.

At December 31, 2010, the Fund held the following open swap contracts:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[1]

Swap Counterparty (Reference Entity)

Notional Amount[2]

Termination Date

Periodic Payments Made By The Fund‡

Market Value

Upfront Premiums Paid (Received)

Unrealized Appreciation (Depreciation)

Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480%, due 11/15/13)

$
300,000

3/20/11

5.000% quarterly

$
(827)

$
(3,376)

$
2,549

Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480% due 11/15/13)

300,000

3/20/15

5.000% quarterly

12,017

2,471

9,546

Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480% due 11/15/13)

370,000

3/20/20

5.000% quarterly

40,322

8,985

31,337

Goldman Sachs Group Inc. (Assured Guaranty Municipal Corp., 0.480%, due 11/15/13)

200,000

3/20/13

5.000% quarterly

(1,892)

(1,364)

(528)

Total

$
1,170,000

$
49,620

$
6,716

$
42,904

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

‡
Percentage shown is an annual percentage rate.

44

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Notes to financial statements (cont’d)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of
Assets and Liabilities at December 31, 2010.

ASSET
DERIVATIVES[1]

Interest Rate Contracts Risk

Credit Contracts Risk

Total

Purchased options[2]

$
24,175

—

$
24,175

Futures contracts[3]

157,496

—

157,496

Swap contracts[4]

—

$
52,339

52,339

Total

$
181,671

$
52,339

$
234,010

LIABILITY
DERIVATIVES[1]

Interest Rate Contracts Risk

Credit Contracts Risk

Total

Written options

$
104,900

—

$
104,900

Futures contracts[3]

580,370

—

580,370

Swap contracts[4]

—

$
2,719

2,719

Total

$
685,270

$
2,719

$
687,989

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]
Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]
Values include premiums paid (received) on swap contracts.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2010. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the
Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED

Interest Rate Contracts Risk

Credit Contracts Risk

Total

Purchased options

$
(216,695)

—

$
(216,695)

Written options

302,418

—

302,418

Futures contracts

2,314,558

—

2,314,558

Swap contracts

—

$
(88,513)

(88,513)

Total

$
2,400,281

$
(88,513)

$
2,311,768

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

45

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED

Interest Rate Contracts Risk

Credit Contracts Risk

Total

Purchased options

$
36,131

—

$
36,131

Written options

(31,196)

—

(31,196)

Futures contracts

172,816

—

172,816

Swap contracts

—

$
158,639

158,639

Total

$
177,751

$
158,639

$
336,390

During the year ended December 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value

Purchased options

$
24,946

Written options

345,190

Futures contracts (to buy)

69,745,226

Futures contracts (to sell)

32,710,224

Average Notional Balance

Credit default swap contracts (to buy protection)

$
990,000

Credit default swap contracts (to sell protection) †

615,692

†
At December 31, 2010, there were no open positions held in this derivative.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and
under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its
Class C shares calculated at the annual rate of 0.25% of the average daily net assets. Distribution fees are accrued daily and paid monthly.

For the year ended December 31, 2010, class specific expenses were as follows:

Distribution Fees

Transfer Agent Fees

Class A

$
136,420

$
76,537

Class C

787,058

133,084

Class I

—

12,752

Total

$
923,478

$
222,373

46

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Notes to financial statements (cont’d)

6. Distributions to shareholders by class

Year Ended December 31, 2010

Year Ended December 31, 2009

Net Investment
Income:

Class A

$
1,493,013

$
1,171,005

Class B†

—

14,896

Class C

3,827,082

1,498,544

Class I

7,920,890

6,974,748

Total

$
13,240,985

$
9,659,193

†
On July 10, 2009 Class B shares converted to Class A shares.

7. Shares of beneficial interest

At December 31, 2010, the Trust had an
unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in
shares of each class were as follows:

Year Ended December 31, 2010

Year Ended December 31, 2009

Shares

Amount

Shares

Amount

Class
A

Shares sold

8,143,748

$
31,212,072

3,545,798

$
12,748,613

Shares issued on reinvestment

383,461

1,471,205

328,275

1,151,691

Shares repurchased

(4,957,201)

(19,008,503)

(3,304,696)

(11,641,568)

Net increase

3,570,008

$
13,674,774

569,377

$
2,258,736

Class
B†

Shares sold

—

—

39,734

$
132,392

Shares issued on reinvestment

—

—

4,124

13,865

Shares repurchased

—

—

(432,731)

(1,496,845)

Net decrease

—

—

(388,873)

$
(1,350,588)

Class
C

Shares sold

31,066,541

$
118,606,164

9,911,994

$
36,381,557

Shares issued on reinvestment

968,950

3,718,702

519,560

1,517,858

Shares repurchased

(20,924,177)

(80,260,875)

(5,751,510)

(20,818,196)

Shares issued with merger

—

—

27,017,570

94,621,131

Net increase

11,111,314

$
42,063,991

31,697,614

$
111,702,350

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

47

Year Ended December 31, 2010

Year Ended December 31, 2009

Shares

Amount

Shares

Amount

Class
I

Shares sold

22,986,839

$
87,610,055

23,470,684

$
81,710,320

Shares issued on reinvestment

2,050,302

7,856,417

1,984,585

6,975,779

Shares repurchased

(19,842,044)

(76,006,424)

(17,318,508)

(60,323,124)

Shares issued with merger

—

—

1,851,026

6,479,720

Net increase

5,195,097

$
19,460,048

9,987,787

$
34,842,695

†
On July 10, 2009 Class B shares converted to Class A shares.

8. Transfer of net assets

At the close of business on July 10, 2009, the Fund
acquired all of the assets of the Legg Mason Limited Duration Bond Portfolio (the “Acquired Fund”), pursuant to the Form of Agreement and Plan of Reorganization dated July 2, 2009, and approved by shareholders of the Acquired Fund on
July 2, 2009.

Acquired Fund

  Shares Issued
by the Fund

Total Net Assets of the Acquired Fund

Total Net Assets of the Fund

Legg Mason Limited Duration Bond Portfolio

28,868,596

$
101,100,851

$
256,663,860

As part of the reorganization, for each share they held, the shareholders of the Acquired Fund’s Primary Class and Institutional Class received 2.460825 and 2.462406 shares of the Fund’s
Class C and Class I shares, respectively.

The total net assets of the Acquired Fund before acquisition included unrealized depreciation of $27,819,620, accumulated net realized loss of $10,497,570 and overdistributed net investment income of $383,393. Total net assets of the Fund immediately after the transfer were $357,764,712. The transaction was structured to qualify as a tax-free reorganization under the Code, as amended.

Proforma results of operations of the combined entity for the entire year ended
December 31, 2009, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income

$
11,031,946

Net realized gain

1,081,863

Change in net unrealized appreciation (depreciation)

39,411,602

Increase in net assets from operations

$
51,525,411

9. Income tax information and distributions to shareholders

Subsequent to the fiscal
year end, the Fund has made the following distributions:

Record Date Payable Date

Class A

Class C

Class I

Daily 1/31/11

$
0.006364

$
0.005716

$
0.007463

48

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Notes to financial statements (cont’d)

The tax character of distributions paid during the fiscal years ended December 31, were as follows:

2010

2009

Distribution Paid
From:

Ordinary income

$
13,240,985

$
9,659,193

As of December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income — net

$
47,232

Capital loss carryforward*

(27,925,679)

Other book/tax temporary differences(a)

(868,113)

Unrealized appreciation (depreciation)(b)

(23,882,792)

Total accumulated earnings (losses) — net

$
(52,629,352)

*
As of December 31, 2010, the Fund had the following net capital loss carryforward remaining:

Year of Expiration

Amount

12/31/2011

$
(4,535,866
)

12/31/2012

(554,986
)

12/31/2013

(2,210,102
)

12/31/2014

(8,307,534
)

12/31/2015

(306,147
)

12/31/2016

(2,362,393
)

12/31/2017

(7,080,265
)

12/31/2018

(2,568,386
)

$
(27,925,679
)

These amounts will be available to offset future taxable capital gains. Additionally, a portion of the losses transferred from the reorganization discussed in Note 8 may be subject to certain annual limitations for tax purposes. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

(a)

Other book/tax temporary differences as attributable primarily to the tax deferral of losses on straddles, the realization for tax purposes of unrealized losses on certain futures contracts, the deferral of post-October capital losses for tax purposes, differences between book/tax accrual of interest income on securities in default and book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premiums on fixed income securities.

10.
Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc.
(“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

49

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment
Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits,
$19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the
U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On
November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

50

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Notes to financial statements (cont’d)

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the
Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the
U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010, these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The Fund has received $56,780, $10,463 and $281 for Classes A, C and I, respectively, related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury.

11. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc.
(“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the
Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the
“Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended
Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

51

funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S.
Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

12. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund
(prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as
CitiSM New York Tax Free Reserves), a series
of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the
Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

52

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

Notes to financial statements (cont’d)

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the
Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the
Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

13. Other tax information.

On
December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending December 31, 2011.

Legg Mason Western Asset Short-Term Bond Fund 2010 Annual Report

53

Report of independent registered public

accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Income Trust:

We have audited the accompanying statement of
assets and liabilities of Legg Mason Western Asset Short-Term Bond Fund, a series of Legg Mason Partners Income Trust, including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Western Asset Short-Term Bond Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 18, 2011

54

Legg Mason Western Asset Short-Term Bond Fund

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 8-9, 2010, the
Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Western Asset Short-Term Bond Fund, a
series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the
Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent
Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Legg Mason Western Asset Short-Term Bond Fund

55

Nature, extent and
quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information
regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the
Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board
received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

56

Legg Mason Western Asset Short-Term Bond Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as short investment-grade debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1-year period ended June 30, 2010 was above the median and that its performance was below the median for the 3-, 5-
and 10-year periods ended June 30, 2010. The Board noted the explanations from the Manager and the Subadviser concerning the Fund’s relative performance versus the peer group for the various periods, and also noted the Fund’s improved more recent performance.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that it will continue to evaluate the Fund’s performance and any actions taken by the Manager and the Subadviser to continue to improve performance.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management
Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the
Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee
and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other
U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The
Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The
Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail front-end load funds
(including the Fund) classified as short investment-grade debt funds and chosen by Lipper to be comparable to the Fund, showed that the

Legg Mason Western Asset Short-Term Bond Fund

57

Fund’s Contractual Management Fee was slightly below the median and Actual Management Fee was slightly above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current expense limitation applicable to one of the Fund’s share classes is expected to continue through
December 2012.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board
received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the
Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remain unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board
received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that although the Fund’s Contractual Management Fee does not currently have breakpoints in place, the
Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by the funds in the expense group at lower asset levels, and only slightly higher at higher asset levels.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits
received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

58

Legg Mason Western Asset Short-Term Bond Fund

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Western Asset Short-Term Bond Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†:

Elliott J. Berv

Year of birth

1943

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1989

Principal occupation(s) during past five years

President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises
(media) (2000 to 2005)

Number of funds in fund complex overseen by Trustee

59

Other board memberships held by Trustee during past five years

World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to
2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)

A. Benton Cocanougher

Year of birth

1938

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1991

Principal occupation(s) during past five years

Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M
University (1987 to 2001)

Number of funds in fund complex overseen by Trustee

59

Other board memberships held by Trustee during past five years

Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Legg Mason Western Asset Short-Term Bond Fund

59

Independent Trustees cont’d

Jane F. Dasher

Year of birth

1949

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1999

Principal occupation(s) during past five years

Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)

Number of funds in fund complex overseen by Trustee

59

Other board memberships held by Trustee during past five years

None

Mark T. Finn

Year of birth

1943

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1989

Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group,
Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)

Number of funds in fund complex overseen by Trustee

59

Other board memberships held by Trustee during past five years

None

Rainer Greeven

Year of birth

1936

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1994

Principal occupation(s) during past five years

Attorney, Rainer Greeven PC (since 1998); President and Director, 62nd Street East Corporation (real estate) (since
2002)

Number of funds in fund complex overseen by Trustee

59

Other board memberships held by Trustee during past five years

Avica, Ltd (industrial and real estate holding) (since 2002)

60

Legg Mason Western Asset Short-Term Bond Fund

Additional information
(unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d

Stephen R. Gross

Year of birth

1947

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1986

Principal occupation(s) during past five years

Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC
(since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)

Number of funds in fund complex overseen by Trustee

59

Other board memberships held by Trustee during past five years

Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial
Services, Inc. (1997 to 2004)

Richard E. Hanson, Jr.

Year of birth

1941

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1985

Principal occupation(s) during past five years

Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)

Number of funds in fund complex overseen by Trustee

59

Other board memberships held by Trustee during past five years

None

Diana R. Harrington

Year of birth

1940

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1992

Principal occupation(s) during past five years

Babson Distinguished Professor of Finance, Babson College (since 1992)

Number of funds in fund complex overseen by Trustee

59

Other board memberships held by Trustee during past five years

None

Legg Mason Western Asset Short-Term Bond Fund

61

Independent Trustees cont’d

Susan M. Heilbron

Year of birth

1945

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1994

Principal occupation(s) during past five years

Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive
Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)

Number of funds in fund complex overseen by Trustee

59

Other board memberships held by Trustee during past five years

Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s
Inc. (department store) (1987 to 1990)

Susan B. Kerley

Year of birth

1951

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1992

Principal occupation(s) during past five years

Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)

Number of funds in fund complex overseen by Trustee

59

Other board memberships held by Trustee during past five years

Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)

Alan G. Merten

Year of birth

1941

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1990

Principal occupation(s) during past five years

President, George Mason University (since 1996)

Number of funds in fund complex overseen by Trustee

59

Other board memberships held by Trustee during past five years

Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology)
(2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

62

Legg Mason Western Asset Short-Term Bond Fund

Additional information
(unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d

R. Richardson Pettit

Year of birth

1942

Position(s) with Trust

Trustee

Term of office[1] and length of time served[2]

Since 1990

Principal occupation(s) during past five years

Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University

Number of funds in fund complex overseen by Trustee

59

Other board memberships held by Trustee during past five years

None

Interested Trustee and Officer:

R. Jay Gerken, CFA[3]

Year of birth

1951

Position(s) with Trust

Trustee, President, Chairman and Chief Executive Officer

Term of office[1] and length of time served[2]

Since 2002

Principal occupation(s) during past five years

Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006);
President and CEO of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management, Inc. (“CFM”) (formerly registered investment advisers) (since 2002); formerly, Chairman, President and CEO, Travelers Investment Adviser
Inc. (prior to 2005)

Number of funds in fund complex overseen by Trustee

136

Other board memberships held by Trustee during past five years

Former Trustee, Consulting Group Capital Markets Funds (11 funds) (prior to 2006)

Additional Officers:

  Ted P. Becker Legg Mason
620 Eighth Avenue, New York, NY 10018

Year of birth

1951

Position(s) with Trust

Chief Compliance Officer

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005);
Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Legg Mason Western Asset Short-Term Bond Fund

63

Additional Officers cont’d

  John Chiota Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth

1968

Position(s) with Trust

Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer

Term of office[1] and length of time served[2]

Since 2007 and 2008

Principal occupation(s) during past five years

Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2008); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006); Vice President of Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (prior to 2006); formerly, Chief Anti-Money Laundering Compliance
Officer of TD Waterhouse (prior to 2004)

  Robert I. Frenkel Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth

1954

Position(s) with Trust

Secretary and Chief Legal Officer

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past five years

Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and
Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

  Thomas C. Mandia Legg Mason
100 First Stamford Place, Stamford, CT 06902

Year of birth

1962

Position(s) with Trust

Assistant Secretary

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past five years

Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006);
Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM and CFM (since
2002)

64

Legg Mason Western Asset Short-Term Bond Fund

Additional information
(unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d

  Kaprel Ozsolak
 Legg Mason

55 Water Street, New York, NY 10041

Year of birth

1965

Position(s) with Trust

Chief Financial Officer

Term of office[1] and length of time served[2]

Since 2010

Principal occupation(s) during past five years

Director of Legg Mason & Co. (since 2005); Chief Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010) and Legg
Mason & Co. predecessors (prior to 2005); formerly, Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010) and Legg Mason & Co. predecessors (prior to 2005); formerly, Controller of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2004)

  David Castano Legg Mason
55 Water Street, New York, NY 10041

Year of birth

1971

Position(s) with Trust

Treasurer

Term of office[1] and length of time served[2]

Since 2010

Principal occupation(s) during past five years

Vice President of Legg Mason & Co. (since 2008); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly,
Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Assistant Treasurer of Lord Abbett mutual funds (prior to 2006); formerly, Supervisor at UBS Global Asset Management (prior to
2004)

  Jeanne M. Kelly Legg Mason
620 Eighth Avenue, New York, NY 10018

Year of birth

1951

Position(s) with Trust

Senior Vice President

Term of office[1] and length of time served[2]

Since 2007

Principal occupation(s) during past five years

Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing
Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†
Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]
  Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]
  Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]
  Mr. Gerken is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

Legg Mason Western Asset Short-Term Bond Fund

65

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2010:

Record date:

Daily

Payable date:

Monthly

Interest from federal obligations

2.49%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for
your records.

Legg Mason Western Asset

Short-Term Bond Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M.
Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor
Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial
Data Services Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset
Short-Term Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Short-Term Bond Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s
Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund
1-887-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted
for the general information of the shareholders of Legg Mason Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the
Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•

Information we receive from you on applications and forms, via the telephone, and through our websites;

•

  Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•

Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal
security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0834 2/11 SR11-1321

ITEM 2.
CODE OF ETHICS.

The
registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction
2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are
“independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2009 and December 31, 2010 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $163,425 in 2009 and $174,600 in 2010.

b) Audit-Related Fees. The
aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $12,655 in 2009 and $0 in 2010. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Income Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the
Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Income Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

(c) Tax Fees. The
aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $11,650 in 2009 and $19,750 in 2010. These services consisted of
(i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate other fees billed in the Reporting Periods for products and services provided by the Auditor were
9,800 in 2010, other than the services reported in paragraphs (a) through (c) for the Item for the Legg Mason Partners Income Trust. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC
(“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC
(“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph
(c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the
Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to
(a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners
Income Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2009 and 2010; Tax Fees were 100% and 100% for 2009 and 2010; and Other Fees were 100% and 100% for 2009 and
2010.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $0 in 2010.

(h) Yes. Legg Mason
Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the
Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b) Not applicable

ITEM 6.
SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.
PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.
CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year

(the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302
of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:

  /S/    R. JAY
GERKEN

(R. Jay Gerken)

Chief Executive Officer of

Legg Mason Partners Income Trust

Date: February 24, 2011

Pursuant
to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

  /S/    R. JAY
GERKEN

(R. Jay Gerken)

Chief Executive Officer of

Legg Mason Partners Income Trust

Date: February 24, 2011

By:

  /S/    KAPREL
OZSOLAK

(Kaprel Ozsolak)

Chief Financial Officer of

Legg Mason Partners Income Trust

Date: February 24, 2011